Summary of Significant Accounting Policies (Details)			6 Months Ended				12 Months Ended
	Nov. 16, 2023 $ / shares shares	Jul. 01, 2021	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Net loss			¥ 37,133,644	$ 5,183,656	¥ (36,746,469)	¥ (68,556,951)	¥ (157,000,000)	$ (21,507,690)	¥ (272,088,484)	¥ (231,338,217)
Net cash used in operating activities							(112,900,000)	(15,468,224)	(89,350,546)	(37,083,065)
Accumulated deficit			(1,786,435,453)				(1,814,578,760)		(1,644,382,306)		$ (249,376,773)	$ (248,596,271)
Cash equivalent							61,000,000
Restricted cash									497,108	70,102,863			$ 70,016	¥ 63,757,000
Impairment for intangible assets							18,720,464	2,564,693
Percentage of investment owned		60.00%
Percentage of net profit		60.00%
Advertising expenses							1,200,000		1,700,000	2,900,000
Financial subsidies received			¥ 1,162,890	$ 162,333	¥ 142,683	¥ 351,449	1,912,396	$ 261,997	421,449	1,599,746
Employee benefits							¥ 2,000,000		¥ 2,200,000	¥ 3,800,000
Statutory surplus fund percentage							25.00%	25.00%	25.00%	25.00%
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience rate							1					1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience rate							7.2993					7.2993
Share consolidation [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, shares, issued (in Shares) | shares	16
Common stock, shares, outstanding (in Shares) | shares	16
Par value of one share of same class (in Dollars per share) | $ / shares	$ 0.001
Common stock, par value (in Dollars per share) | $ / shares	$ 0.016
Acquisition of YJW [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate		60.00%
PRC Government Authorities [Member]
Summary of Significant Accounting Policies [Line Items]
Financial subsidies received							¥ 400,000		¥ 100,000	¥ 200,000
Shareholders [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of voting power							50.00%					50.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life							1 year 6 months					1 year 6 months
Percentage of value of derivative assets		40.00%
Statutory surplus fund percentage							10.00%	10.00%
Minimum [Member] | Fujian Keke Food Co. Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage		40.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life							11 years					11 years
Percentage of value of derivative assets		60.00%
Statutory surplus fund percentage							50.00%	50.00%
Maximum [Member] | Fujian Yujiaweng Food Co. Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage		60.00%